Schedule of Investments (unaudited)
July 31, 2025
iShares® iBonds® 2026 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26	$500	$495,989
Aerospace & Defense — 0.9%
Boeing Co. (The), 2.20%, 02/04/26	2,000	1,973,609
Incora Top Holdco LLC, 6.00%, 01/31/33(a)	22	21,668
Spirit AeroSystems Inc., 3.85%, 06/15/26	5,991	5,902,829
		7,898,106
Agriculture — 0.1%
BAT International Finance PLC, 1.67%, 03/25/26	500	490,337
Airlines — 4.7%
Air Canada, 3.88%, 08/15/26(b)	21,419	21,204,118
Air Canada Pass Through Trust, Series 2020-1, Class C, 10.50%, 07/15/26(b)(c)	5,412	5,660,563
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(b)(c)	15,238	15,220,572
		42,085,253
Apparel — 1.4%
Under Armour Inc., 3.25%, 06/15/26	12,505	12,299,311
Auto Manufacturers — 3.3%
Ford Motor Co., 4.35%, 12/08/26	300	297,942
General Motors Financial Co. Inc.
1.25%, 01/08/26	500	492,477
5.40%, 04/06/26	500	502,023
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(b)(c)	14,065	13,492,405
2.00%, 03/09/26(b)(c)	10,057	9,842,883
6.95%, 09/15/26(b)	5,269	5,345,471
		29,973,201
Banks — 1.7%
Barclays PLC
4.38%, 01/12/26	1,000	998,886
5.20%, 05/12/26	1,000	1,002,593
Citigroup Inc.
4.30%, 11/20/26	300	298,883
4.60%, 03/09/26	500	499,476
Cooperatieve Rabobank UA, 3.75%, 07/21/26	500	495,762
Freedom Mortgage Corp., 7.63%, 05/01/26(b)	10,132	10,155,468
HSBC Holdings PLC, 4.38%, 11/23/26	300	299,025
Lloyds Banking Group PLC, 4.65%, 03/24/26	500	499,219
Morgan Stanley, 4.35%, 09/08/26	1,000	997,368
		15,246,680
Beverages — 0.1%
Molson Coors Beverage Co., 3.00%, 07/15/26	1,000	985,195
Chemicals — 2.8%
Celanese U.S. Holdings LLC, 1.40%, 08/05/26(c)	8,185	7,886,693
GPD Companies Inc., 12.50%, 12/31/29(b)	2,605	2,261,514
SCIL IV LLC/SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26(b)	15,145	15,051,679
		25,199,886
Commercial Services — 6.8%
Block Inc., 2.75%, 06/01/26	22,947	22,497,906
Graham Holdings Co., 5.75%, 06/01/26(b)	6,952	6,957,724
Hertz Corp. (The), 4.63%, 12/01/26(b)(c)	10,000	9,043,432
Prime Security Services Borrower LLC/Prime Finance Inc., 5.75%, 04/15/26(b)(c)	5,609	5,632,177
Security	Par (000)	Value
Commercial Services (continued)
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26(b)(c)	$17,564	$17,568,707
		61,699,946
Computers — 1.2%
Dell International LLC/EMC Corp.
4.90%, 10/01/26	500	501,591
6.02%, 06/15/26	1,000	1,008,599
Western Digital Corp., 4.75%, 02/15/26(c)	9,502	9,479,510
		10,989,700
Diversified Financial Services — 10.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	1,000	973,835
Air Lease Corp.
1.88%, 08/15/26	300	291,577
2.88%, 01/15/26	500	495,572
Brightsphere Investment Group Inc., 4.80%, 07/27/26	5,741	5,683,703
Capital One Financial Corp., 3.75%, 07/28/26	500	495,321
GGAM Finance Ltd., 7.75%, 05/15/26(b)	7,322	7,374,874
Jefferson Capital Holdings LLC, 6.00%, 08/15/26(b)	5,427	5,415,608
Nationstar Mortgage Holdings Inc., 5.00%, 02/01/26(b)(c)	10,172	10,148,795
Navient Corp., 6.75%, 06/15/26	10,551	10,655,925
OneMain Finance Corp., 7.13%, 03/15/26	11,184	11,315,489
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26(b)(c)	24,293	23,693,274
SLM Corp., 3.13%, 11/02/26	10,421	10,171,163
World Acceptance Corp., 7.00%, 11/01/26(b)	5,516	5,612,530
		92,327,666
Electric — 3.5%
Duke Energy Corp., 2.65%, 09/01/26	500	490,055
Southern Co. (The), 3.25%, 07/01/26	500	494,551
Vistra Operations Co. LLC, 5.50%, 09/01/26(b)	20,155	20,137,133
XPLR Infrastructure Operating Partners LP, 3.88%, 10/15/26(b)(c)	10,607	10,356,664
		31,478,403
Electrical Components & Equipment — 0.0%
Wolverine Escrow LLC, 0.00%, 01/31/33(a)(d)(e)	75	—
Engineering & Construction — 0.5%
INNOVATE Corp., 8.50%, 02/01/26(b)(c)	5,617	4,925,291
Entertainment — 1.9%
CCM Merger Inc., 6.38%, 05/01/26(b)(c)	4,807	4,807,377
Empire Resorts Inc., 7.75%, 11/01/26(b)(c)	6,172	6,092,476
Live Nation Entertainment Inc., 5.63%, 03/15/26(b)	6,117	6,117,988
		17,017,841
Food — 1.7%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 3.25%, 03/15/26(b)	15,605	15,430,672
Tyson Foods Inc., 4.00%, 03/01/26	300	298,752
		15,729,424
Health Care - Services — 2.5%
HCA Inc., 5.25%, 06/15/26	500	500,563
IQVIA Inc., 5.00%, 10/15/26(b)	22,303	22,243,478
		22,744,041
Holding Companies - Diversified — 2.3%
Ares Capital Corp.
2.15%, 07/15/26	300	292,905
3.88%, 01/15/26	300	298,544

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® 2026 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 05/15/26	$14,731	$14,640,007
Prospect Capital Corp., 3.36%, 11/15/26(c)	6,145	5,897,243
		21,128,699
Home Furnishings — 2.0%
FXI Holdings Inc.
12.25%, 11/15/26(b)(c)	8,793	7,867,837
12.25%, 11/15/26(b)(c)	11,880	10,631,298
		18,499,135
Housewares — 0.5%
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26(c)	4,551	4,551,520
Internet — 1.4%
Millennium Escrow Corp., 6.63%, 08/01/26(b)(c)	13,625	12,901,124
Iron & Steel — 1.3%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26(b)	12,228	11,543,309
Lodging — 7.6%
Las Vegas Sands Corp., 3.50%, 08/18/26	300	295,238
Melco Resorts Finance Ltd., 5.25%, 04/26/26(c)(f)	9,116	9,101,046
MGM China Holdings Ltd., 5.88%, 05/15/26(b)(c)	17,915	17,922,165
MGM Resorts International, 4.63%, 09/01/26	8,057	8,028,785
Travel & Leisure Co., 6.63%, 07/31/26(b)	13,087	13,186,744
Wynn Macau Ltd., 5.50%, 01/15/26(b)	20,360	20,339,672
		68,873,650
Media — 7.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/26(b)(c)	14,783	14,758,579
DISH DBS Corp.
5.25%, 12/01/26(b)	16,850	15,848,637
7.75%, 07/01/26	12,100	10,754,213
Sirius XM Radio Inc., 3.13%, 09/01/26(b)	19,513	19,079,992
TEGNA Inc., 4.75%, 03/15/26(b)	5,572	5,557,567
		65,998,988
Mining — 2.6%
Hudbay Minerals Inc., 4.50%, 04/01/26(f)	8,856	8,791,099
Novelis Corp., 3.25%, 11/15/26(b)	15,045	14,801,883
		23,592,982
Oil & Gas — 4.0%
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/26(b)(c)	2,962	2,956,174
Civitas Resources Inc., 5.00%, 10/15/26(b)	8,164	8,076,966
Permian Resources Operating LLC, 5.38%, 01/15/26(b)	5,290	5,284,816
SM Energy Co., 6.75%, 09/15/26	9,013	9,034,405
Strathcona Resources Ltd., 6.88%, 08/01/26(b)(c)	10,331	10,346,089
		35,698,450
Packaging & Containers — 2.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.13%, 08/15/26(b)	4,687	4,629,156
Ball Corp., 4.88%, 03/15/26(c)	5,309	5,289,639
Berry Global Inc., 1.57%, 01/15/26	500	492,266
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26(c)	8,072	7,981,356
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	6,290	6,480,381
		24,872,798
Security	Par (000)	Value
Pharmaceuticals — 0.2%
CVS Health Corp.
2.88%, 06/01/26	$500	$492,930
5.00%, 02/20/26	500	500,144
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	500	492,934
		1,486,008
Pipelines — 3.3%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/26(b)(c)	6,501	6,502,348
Buckeye Partners LP, 3.95%, 12/01/26	13,337	13,114,462
Energy Transfer LP, 6.05%, 12/01/26	300	305,276
NuStar Logistics LP, 6.00%, 06/01/26(c)	10,230	10,262,651
		30,184,737
Real Estate Investment Trusts — 7.7%
American Tower Corp., 3.38%, 10/15/26	300	295,940
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, 05/15/26(b)(c)	16,519	16,466,157
Diversified Healthcare Trust, 0.00%, 01/15/26(b)(g)	12,668	12,309,056
RLJ Lodging Trust LP, 3.75%, 07/01/26(b)	10,379	10,220,671
Service Properties Trust
4.75%, 10/01/26	9,756	9,593,263
5.25%, 02/15/26	6,166	6,119,627
Starwood Property Trust Inc., 3.63%, 07/15/26(b)	7,442	7,300,777
Vornado Realty LP, 2.15%, 06/01/26	7,647	7,433,279
		69,738,770
Retail — 6.8%
Advance Auto Parts Inc., 5.90%, 03/09/26(c)	5,908	5,964,314
CEC Entertainment LLC, 6.75%, 05/01/26(b)	13,542	13,460,657
Ferrellgas LP/Ferrellgas Finance Corp., 5.38%, 04/01/26(b)	13,134	13,030,596
Guitar Center Inc., 8.50%, 01/15/26(b)	4,484	3,702,667
Walgreens Boots Alliance Inc., 3.45%, 06/01/26	25,365	25,111,522
		61,269,756
Semiconductors — 0.1%
Intel Corp., 4.88%, 02/10/26	500	500,073
Software — 1.2%
Fair Isaac Corp., 5.25%, 05/15/26(b)	7,483	7,473,861
Fiserv Inc., 3.20%, 07/01/26	1,000	987,885
Oracle Corp.
1.65%, 03/25/26	1,000	980,454
2.65%, 07/15/26	1,000	982,218
		10,424,418
Telecommunications — 2.8%
AT&T Inc., 1.70%, 03/25/26	1,000	981,764
Hughes Satellite Systems Corp.
5.25%, 08/01/26(c)	13,890	12,840,424
6.63%, 08/01/26(c)	13,830	10,506,193
Sprint LLC, 7.63%, 03/01/26	500	503,424
		24,831,805
Transportation — 0.0%
Canadian Pacific Railway Co., 1.75%, 12/02/26	300	289,597
Total Corporate Bonds & Notes — 97.3% (Cost: $878,024,172)		877,972,089

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® 2026 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Floating Rate Loan Interests(h)
Media — 0.6%
Radiate Holdco, LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%, 1.50% PIK), 9.47%, 09/25/29(i)	$6,078	$5,259,155
Total Floating Rate Loan Interests — 0.6% (Cost: $5,343,339)		5,259,155
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Incora Top Holdco LLC, NVS(a)	1,069	25,795
Total Common Stocks — 0.0% (Cost $59,520)		25,795
Total Long-Term Investments — 97.9% (Cost: $883,427,031)		883,257,039
Short-Term Securities
Money Market Funds — 10.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(j)(k)(l)	80,365,698	80,397,845
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(j)(k)	15,200,000	15,200,000
Total Short-Term Securities — 10.6% (Cost: $95,592,681)		95,597,845
Total Investments — 108.5% (Cost: $979,019,712)		978,854,884
Liabilities in Excess of Other Assets — (8.5)%		(76,649,152)
Net Assets — 100.0%		$902,205,732

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Zero-coupon bond.
(h)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$45,440,381	$34,971,269 (a)	$—	$(6,456)	$(7,349)	$80,397,845	80,365,698	$411,991 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,660,000	6,540,000 (a)	—	—	—	15,200,000	15,200,000	862,766	—
				$(6,456)	$(7,349)	$95,597,845		$1,274,757	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® 2026 Term High Yield and Income ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$877,950,421	$21,668	$877,972,089
Floating Rate Loan Interests	—	5,259,155	—	5,259,155
Common Stocks	—	—	25,795	25,795
Short-Term Securities
Money Market Funds	95,597,845	—	—	95,597,845
	$95,597,845	$883,209,576	$47,463	$978,854,884

Portfolio Abbreviation
NVS	Non-Voting Shares
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate